Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets	The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:
Useful life
Property and buildings	30–50 years
Machinery equipment	5–15 years
Transportation vehicles	5–10 years
Office and electronic equipment	3–5 years

Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives	Intangible assets are amortized using the straight-line method with the following estimated useful lives
Items	Useful life
Land use rights	45-49 years
Software	10 years

Schedule of reconciliation of the beginning and ending balances for convertible loans	The following is a reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2023:
December 31, 2023
Opening balance	$3,922,686
Convertible loan extension	145,569
Accrued interest	90,638
Loss on change in fair value of convertible loan	(47,813)
Conversion of convertible loans	(4,111,080)
Total	$-

Schedule of currency exchange rates that were used in creating the consolidated financial statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	December 31, 2023	December 31, 2022	December 31, 2021

Year-end spot rate	US$1=RMB 7.0999	US$1=RMB 6.8972	US$1=RMB 6.3726
Year-end spot rate	US$1=INR 83.19	US$1=INR 82.72	US$1=INR 74.39
Average rate	US$1=RMB 7.0809	US$1=RMB 6.7290	US$1=RMB 6.4508
Average rate	US$1=INR 82.57	US$1=INR 78.58	US$1=INR 73.94